INTANGIBLE ASSETS—NET - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 569,142	$ 663,902
Accumulated Amortization	(142,044)	(137,464)
Net Carrying Amount	$ 427,098	$ 526,438
Trademarks and trade name
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	14 years	14 years
Gross Carrying Amount	$ 439,121	$ 559,875
Accumulated Amortization	(99,355)	(102,169)
Net Carrying Amount	$ 339,766	$ 457,706
Customer/distributor relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	11 years	11 years
Gross Carrying Amount	$ 34,634	$ 36,000
Accumulated Amortization	(7,795)	(6,449)
Net Carrying Amount	$ 26,839	$ 29,551
Tretinoin distribution and supply agreement
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	5 years	5 years
Gross Carrying Amount	$ 37,176	$ 38,900
Accumulated Amortization	(24,942)	(18,885)
Net Carrying Amount	$ 12,234	$ 20,015
Formulations
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	8 years	8 years
Gross Carrying Amount	$ 25,303	$ 28,900
Accumulated Amortization	(9,921)	(9,943)
Net Carrying Amount	$ 15,382	$ 18,957
Novaestiq distribution agreement
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	20 years
Gross Carrying Amount	$ 32,635
Accumulated Amortization	0
Net Carrying Amount	$ 32,635
Patents
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	20 years	20 years
Gross Carrying Amount	$ 273	$ 227
Accumulated Amortization	(31)	(18)
Net Carrying Amount	$ 242	$ 209